UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

June 30

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate 2022 Target Term Trust (EFL)

Semiannual Report

December 31, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report December 31, 2017

Eaton Vance

Floating-Rate 2022 Target Term Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Dividend Reinvestment Plan	28

Board of Trustees’ Contract Approval	30

Officers and Trustees	33

Important Notices	34

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Performance1,2

Portfolio Managers Scott H. Page, CFA and Craig P. Russ

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	07/31/2017	—	—	—	1.04%
Fund at Market Price	—	—	—	—	–4.25
S&P/LSTA Leveraged Loan Index	—	2.16%	4.12%	4.03%	1.46%

% Premium/Discount to NAV[3]
					–5.23%

Distributions[4]
Total Distributions per share for the period					$0.198
Distribution Rate at NAV					4.92%
Distribution Rate at Market Price					5.19%

% Total Leverage[5]
Borrowings					28.00%
Variable Rate Term Preferred Shares (VRTP Shares)					8.78

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Fund Profile

Top 10 Issuers (% of total investments)6

Infor (US), Inc.	1.4%

TransDigm, Inc.	1.4

Sprint Communications, Inc.	1.4

Change Healthcare Holdings, Inc.	1.1

Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.	1.1

Jaguar Holding Company II	0.9

Golden Nugget, Inc.	0.9

Asurion, LLC	0.8

National CineMedia, LLC	0.8

A. Schulman, Inc.	0.8

Total	10.6%

Top 10 Sectors (% of total investments)6

Health Care	12.3%

Electronics/Electrical	8.6

Lodging and Casinos	6.1

Chemicals and Plastics	6.0

Business Equipment and Services	5.7

Industrial Equipment	5.5

Telecommunications	4.8

Cable and Satellite Television	4.1

Oil and Gas	4.1

Drugs	3.3

Total	60.5%

Credit Quality (% of bonds and loans)7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 127.1%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.6%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 2, 2024	$748	$753,619
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(2)	2,985	2,993,500

		$3,747,119

Automotive — 1.6%
Apro, LLC
Term Loan, 5.35%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	$1,273	$1,279,281
Belron S.A.
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	225	227,461
Chassix Holdings, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	250	249,063
Federal-Mogul Holdings Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021	2,000	2,017,292

		$3,773,097

Beverage and Tobacco — 0.1%
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(3)	$150	$150,844

		$150,844

Building and Development — 2.5%
Beacon Roofing Supply, Inc.
Term Loan, Maturing August 23, 2024(3)	$225	$225,944
DTZ U.S. Borrower, LLC
Term Loan, 4.71%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021	1,990	1,966,523
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,933	1,939,049
VICI Properties 1, LLC
Term Loan, 3.78%, (3 mo. USD LIBOR + 2.25%), Maturing October 14, 2022	850	851,506
Werner FinCo L.P.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	875	879,375

		$5,862,397

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 9.0%
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	$1,293	$1,302,107
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	796	801,473
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	3,980	3,990,831
EAB Global, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.75%), Maturing September 6, 2024	550	554,125
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	1,907	1,922,642
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024	1,596	1,605,975
ION Trading Technologies S.a.r.l.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 30, 2024	875	876,094
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023	1,293	1,298,301
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023	2,487	2,506,836
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024	300	299,250
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025	225	223,875
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,294	1,304,241
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	374	374,483
Spin Holdco, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.75%), Maturing November 14, 2022	1,294	1,304,171
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021	1,395	1,397,072
Vantiv, LLC
Term Loan, 3.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 7, 2024	425	427,893
Term Loan, Maturing March 31, 2025(3)	125	125,664

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
West Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	$400	$401,972

		$20,717,005

Cable and Satellite Television — 4.8%
Charter Communications Operating, LLC
Term Loan, Maturing April 30, 2025(3)	$1,325	$1,327,484
Numericable Group S.A.
Term Loan, 4.35%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026	1,300	1,257,208
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	746	741,577
Term Loan, Maturing February 1, 2024(3)	150	148,902
Telenet International Finance S.a.r.l.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.50%), Maturing March 2, 2026	1,825	1,832,984
UPC Financing Partnership
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	2,700	2,701,941
Virgin Media Bristol, LLC
Term Loan, 3.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026	3,000	3,003,750

		$11,013,846

Chemicals and Plastics — 8.6%
A. Schulman, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	$2,983	$3,010,636
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	1,294	1,303,403
Avantor, Inc.
Term Loan, 5.51%, (3 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	525	528,047
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024	2,940	2,955,702
Ineos US Finance, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024	1,300	1,303,340
Kraton Polymers, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022	1,399	1,415,302

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
MacDermid, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	$1,849	$1,861,680
PPC Industries, Inc.
Term Loan, 4.83%, (3 mo. USD LIBOR + 3.50%), Maturing May 8, 2024	997	998,741
PQ Corporation
Term Loan, 4.63%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022	1,987	2,006,384
Proampac PG Borrower, LLC
Term Loan, 4.95%, (USD LIBOR + 3.50%), Maturing November 18, 2023(2)	738	745,292
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021	1,000	1,005,536
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	431	433,968
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	994	1,001,464
Venator Materials Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,297	1,306,071

		$19,875,566

Conglomerates — 0.9%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	$1,990	$1,999,950

		$1,999,950

Containers and Glass Products — 4.5%
BWAY Holding Company
Term Loan, 4.60%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	$746	$750,331
Flex Acquisition Company, Inc.
Term Loan, 4.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	2,494	2,510,360
Libbey Glass, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,890	1,822,712
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,985	3,002,909

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	$300	$300,938
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	1,895	1,906,085
Tekni-Plex, Inc.
Term Loan, 4.67%, (2 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	125	125,820

		$10,419,155

Drugs — 4.7%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	$748	$740,644
Term Loan - Second Lien, 8.57%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025	500	493,125
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	2,985	3,007,653
Horizon Pharma, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,297	1,303,766
Jaguar Holding Company II
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing August 18, 2022(2)	2,985	2,993,836
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	1,990	1,990,528
PharMerica Corporation
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	325	326,991

		$10,856,543

Ecological Services and Equipment — 1.5%
Advanced Disposal Services, Inc.
Term Loan, 3.74%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$2,985	$2,996,926
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	200	202,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	225	226,728

		$3,425,654

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 12.2%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$1,297	$1,301,886
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021	597	582,068
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021	267	261,803
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	948	958,615
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022	1,293	1,305,341
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023	1,268	1,277,686
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	748	754,048
Cypress Semiconductor Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021	1,283	1,295,122
DigiCert, Inc.
Term Loan, 6.13%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024	400	405,650
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 19, 2024	746	756,492
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	249	252,025
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	175	176,641
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023	748	758,145
Infoblox, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing November 7, 2023	746	751,380
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	2,985	2,996,156
Informatica Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 5, 2022	1,990	1,997,771

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Lattice Semiconductor Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021	$1,293	$1,308,784
MA FinanceCo., LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	258	258,988
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024	1,742	1,748,764
SkillSoft Corporation
Term Loan, 6.32%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	2,500	2,412,052
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024	1,297	1,268,789
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023	1,990	2,005,098
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	746	749,272
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023	995	1,003,202
Wall Street Systems Delaware, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	275	275,859
Western Digital Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	1,293	1,300,228

		$28,161,865

Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	$2,985	$2,966,732

		$2,966,732

Financial Intermediaries — 3.4%
Americold Realty Operating Partnership L.P.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 1, 2022	$1,990	$2,012,285
Clipper Acquisitions Corp.
Term Loan, Maturing December 11, 2024(3)	450	451,691
Donnelley Financial Solutions, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	953	958,540

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	$1,975	$2,005,700
Greenhill & Co., Inc.
Term Loan, 5.19%, (USD LIBOR + 3.75%), Maturing October 12, 2022(2)	425	427,656
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	1,990	1,997,412

		$7,853,284

Food Products — 2.3%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,397	$1,358,096
American Seafoods Group, LLC
Term Loan, 4.79%, (3 mo. USD LIBOR + 3.25%), Maturing August 21, 2023	750	759,375
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	598	481,749
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023	721	721,788
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022	1,990	1,956,643

		$5,277,651

Food Service — 1.5%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(2)	$2,985	$2,988,197
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025	350	352,406

		$3,340,603

Food / Drug Retailers — 1.8%
Albertsons, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	$2,985	$2,928,658
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	485	471,596
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	808	785,994

		$4,186,248

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	$323	$325,788

		$325,788

Health Care — 18.2%
Alliance Healthcare Services, Inc.
Term Loan, 5.88%, (3 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	$250	$250,469
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	2,487	2,512,117
BioClinica, Inc.
Term Loan, 5.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	746	731,306
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	748	748,827
Certara L.P.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 3, 2024	998	1,005,812
CHG Healthcare Services, Inc.
Term Loan, 4.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,339	2,357,271
Community Health Systems, Inc.
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021	2,560	2,445,419
CryoLife, Inc.
Term Loan, 5.36%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2024	175	175,219
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024	175	176,750
Diplomat Pharmacy, Inc.
Term Loan, 8.00%, (3 mo. USD Prime + 3.50%), Maturing December 12, 2024	225	227,391
DJO Finance, LLC
Term Loan, 4.70%, (USD LIBOR + 3.25%), Maturing June 8, 2020(2)	1,297	1,281,772
Envision Healthcare Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023	2,985	2,996,118
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024	1,294	1,299,159

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Greatbatch Ltd.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022	$983	$992,022
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 6, 2024	325	326,625
Kindred Healthcare, Inc.
Term Loan, 4.88%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	2,985	3,005,068
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	1,393	1,399,912
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	2,905	2,914,217
Navicure, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	200	200,000
Opal Acquisition, Inc.
Term Loan, 5.53%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	746	701,969
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	1,293	1,298,048
Parexel International Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	973	978,235
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	2,985	3,002,180
Select Medical Corporation
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing March 1, 2021	1,990	2,014,229
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	1,443	1,445,211
Surgery Center Holdings, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,995	1,975,882
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,985	2,914,069
Tecomet, Inc.
Term Loan, Maturing May 1, 2024(3)	1,300	1,314,625
U.S. Anesthesia Partners, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 23, 2024	1,294	1,298,351

		$41,988,273

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Home Furnishings — 1.4%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(2)	$1,294	$1,303,741
Serta Simmons Bedding, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	1,995	1,835,377

		$3,139,118

Industrial Equipment — 8.7%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020	$1,876	$1,874,120
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024	2,761	2,779,188
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021	740	743,359
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 14, 2023	200	201,495
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	86	86,445
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024	664	664,961
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024	1,768	1,781,247
Filtration Group Corporation
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2020	1,293	1,306,531
Gardner Denver, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024	474	475,738
Gates Global, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing April 1, 2024	1,990	2,002,593
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	748	751,398
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022	420	422,835
Rexnord, LLC
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024	1,502	1,508,660

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024	$1,297	$1,308,097
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(2)	2,773	2,787,200
Tank Holding Corp.
Term Loan, 5.59%, (USD LIBOR + 4.25%), Maturing March 16, 2022(2)	1,264	1,269,141
Thermon Industries, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024	125	126,094

		$20,089,102

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022	$746	$750,930
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022	1,493	1,501,961
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025	1,500	1,544,375
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020	249	250,759
NFP Corp.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing January 8, 2024	746	751,595
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(3)	400	400,600
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,297	1,297,830

		$6,498,050

Leisure Goods / Activities / Movies — 4.5%
Ancestry.com Operations, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023	$1,621	$1,632,040
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024	661	664,547
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	2,985	3,004,084

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
National CineMedia, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019	$3,000	$3,011,250
Steinway Musical Instruments, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	930	924,239
Travel Leaders Group, LLC
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024	995	1,011,169

		$10,247,329

Lodging and Casinos — 8.7%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	$2,487	$2,504,191
Aristocrat Leisure Limited
Term Loan, Maturing September 19, 2024(3)	250	250,977
Boyd Gaming Corporation
Term Loan, 3.98%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	2,806	2,824,687
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	746	753,480
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	2,985	3,006,067
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	746	754,412
Golden Nugget, Inc.
Term Loan, 4.77%, (2 mo. USD LIBOR + 3.25%), Maturing October 4, 2023	3,308	3,336,890
Hanjin International Corp.
Term Loan, 3.85%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	200	200,875
Hilton Worldwide Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	2,985	3,003,278
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024	2,985	3,003,995
Playa Resorts Holding B.V.
Term Loan, 4.62%, (3 mo. USD LIBOR + 3.25%), Maturing April 5, 2024	424	426,584

		$20,065,436

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals — 1.6%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	$1,293	$1,302,242
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022	700	705,542
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020	746	661,928
Oxbow Carbon, LLC
Term Loan - Second Lien, 10.50%, (3 mo. USD Prime + 6.00%), Maturing January 17, 2020	1,000	1,003,750

		$3,673,462

Oil and Gas — 3.2%
Aquilex Holdings, LLC
Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	$300	$300,000
CITGO Holding, Inc.
Term Loan, 9.84%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	648	652,978
CITGO Petroleum Corporation
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,995	1,972,416
Fieldwood Energy, LLC
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	1,500	1,370,625
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	873	881,541
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	200	200,500
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,990	1,995,105

		$7,373,165

Publishing — 1.4%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$1,297	$1,306,151
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 1, 2023	639	643,032

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	$150	$151,125
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,055	1,071,151

		$3,171,459

Radio and Television — 2.9%
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	$1,300	$1,308,937
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	150	150,467
Entravision Communications Corporation
Term Loan, Maturing November 29, 2024(3)	425	426,859
Hubbard Radio, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	1,187	1,190,419
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	399	402,990
Sinclair Television Group, Inc.
Term Loan, Maturing May 10, 2024(3)	1,100	1,100,337
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,989	1,985,609

		$6,565,618

Retailers (Except Food and Drug) — 1.8%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$700	$583,625
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	399	406,222
Go Wireless, Inc.
Term Loan, Maturing December 20, 2024(3)	275	272,938
LSF9 Atlantis Holdings, LLC
Term Loan, 7.36%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	741	738,773
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	225	220,584

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	$1,300	$1,176,500
Vivid Seats Ltd.
Term Loan, 5.49%, (1 week USD LIBOR + 4.00%), Maturing June 30, 2024	746	746,250

		$4,144,892

Steel — 1.7%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	$1,990	$2,005,495
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	1,792	1,804,918

		$3,810,413

Surface Transport — 0.7%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 16, 2024	$150	$151,500
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	302	303,001
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	991	994,835
PODS, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024	224	226,027

		$1,675,363

Telecommunications — 5.3%
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	$746	$752,033
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023	1,295	1,277,816
Global Eagle Entertainment, Inc.
Term Loan, 8.96%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	795	793,281
Intelsat Jackson Holdings S.A.
Term Loan, 4.21%, (3 mo. USD LIBOR + 2.75%), Maturing June 30, 2019	1,460	1,466,329
Term Loan, Maturing January 14, 2024(3)	650	659,750

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Mitel Networks Corporation
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing September 25, 2023	$200	$201,744
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	796	688,531
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	2,985	2,987,139
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023	2,985	3,004,046
Unitymedia Finance, LLC
Term Loan, Maturing January 15, 2026(3)	300	299,875

		$12,130,544

Utilities — 1.8%
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	$1,990	$1,992,283
Granite Acquisition, Inc.
Term Loan, 4.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,247	1,259,739
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	50	50,314
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	846	854,021

		$4,156,357

Total Senior Floating-Rate Loans (identified cost $293,421,699)		$292,681,928

Corporate Bonds & Notes — 23.8%

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.4%
Air Canada
7.75%, 4/15/21(4)	$1,000	$1,145,000
TransDigm, Inc.
5.50%, 10/15/20	1,000	1,013,750
6.00%, 7/15/22	1,000	1,025,000

Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense (continued)
United Continental Holdings, Inc.
4.25%, 10/1/22	$85	$85,319

		$3,269,069

Automotive — 0.7%
American Axle & Manufacturing, Inc.
6.625%, 10/15/22	$1,000	$1,038,750
ZF North America Capital, Inc.
4.50%, 4/29/22(4)	545	574,294

		$1,613,044

Building and Development — 0.9%
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(4)	$1,000	$1,060,000
Standard Industries, Inc.
5.50%, 2/15/23(4)	1,000	1,045,000

		$2,105,000

Cable and Satellite Television — 1.7%
Cablevision Systems Corp.
5.875%, 9/15/22	$1,000	$987,500
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.125%, 2/15/23	1,000	1,025,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(4)	1,000	1,005,000
DISH DBS Corp.
5.00%, 3/15/23	1,000	953,750

		$3,971,250

Chemicals and Plastics — 0.8%
Platform Specialty Products Corp.
6.50%, 2/1/22(4)	$735	$760,725
Tronox Finance, LLC
7.50%, 3/15/22(4)	1,000	1,047,500

		$1,808,225

Consumer Products — 0.5%
HRG Group, Inc.
7.75%, 1/15/22	$1,000	$1,040,000

		$1,040,000

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(4)	$1,000	$1,020,000

		$1,020,000

Distribution & Wholesale — 0.2%
American Tire Distributors, Inc.
10.25%, 3/1/22(4)	$500	$517,500

		$517,500

Diversified Financial Services — 1.2%
FBM Finance, Inc.
8.25%, 8/15/21(4)	$2,680	$2,860,900

		$2,860,900

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(4)	$1,000	$1,052,500

		$1,052,500

Electronics / Electrical — 1.4%
Anixter, Inc.
5.50%, 3/1/23	$1,000	$1,080,300
Infor (US), Inc.
6.50%, 5/15/22	1,000	1,040,000
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(4)	1,000	1,050,000

		$3,170,300

Financial Intermediaries — 1.1%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,042,500
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	512,500
Navient Corp.
5.50%, 1/25/23	1,007	1,008,259

		$2,563,259

Health Care — 1.2%
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(4)(5)	$455	$464,100
HCA, Inc.
7.50%, 2/15/22	1,000	1,127,500

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
Kinetic Concepts, Inc./KCI USA, Inc.
12.50%, 11/1/21(4)	$1,000	$1,127,500

		$2,719,100

Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,056,250

		$1,056,250

Leisure Goods / Activities / Movies — 0.4%
Sabre GLBL, Inc.
5.375%, 4/15/23(4)	$1,000	$1,035,000

		$1,035,000

Lodging and Casinos — 0.9%
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(4)	$1,000	$1,055,000
MGM Resorts International
6.00%, 3/15/23	1,000	1,082,500

		$2,137,500

Metals / Mining — 0.5%
Hudbay Minerals, Inc.
7.25%, 1/15/23(4)	$1,000	$1,065,000

		$1,065,000

Nonferrous Metals / Minerals — 0.4%
Teck Resources, Ltd.
3.75%, 2/1/23	$1,000	$1,006,250

		$1,006,250

Oil and Gas — 3.3%
Antero Resources Corp.
5.125%, 12/1/22	$1,000	$1,025,000
Energy Transfer Equity, L.P.
4.25%, 3/15/23	1,000	995,000
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(4)	500	522,500
Matador Resources Co.
6.875%, 4/15/23	1,000	1,055,000
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,000	1,028,750

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)
Resolute Energy Corp.
8.50%, 5/1/20	$315	$322,087
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23	1,000	1,056,250
Tervita Escrow Corp.
7.625%, 12/1/21(4)	1,500	1,511,250

		$7,515,837

Publishing — 0.2%
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, (8.50% cash or 9.25% PIK), 8/1/19(4)(5)	$439	$438,868

		$438,868

Road & Rail — 0.5%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(4)	$1,000	$1,040,000

		$1,040,000

Software and Services — 0.4%
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(4)(5)	$1,000	$1,027,500

		$1,027,500

Steel — 0.4%
Allegheny Technologies, Inc.
5.95%, 1/15/21	$1,000	$1,025,000

		$1,025,000

Surface Transport — 0.9%
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(4)	$1,000	$997,500
XPO Logistics, Inc.
6.50%, 6/15/22(4)	1,000	1,047,500

		$2,045,000

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(4)	$1,000	$1,040,000

		$1,040,000

Telecommunications — 2.4%
Altice Financing S.A.
6.625%, 2/15/23(4)	$335	$351,616

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
CenturyLink, Inc.
5.80%, 3/15/22	$1,000	$983,150
SBA Communications Corp.
4.00%, 10/1/22(4)	90	90,563
Sprint Communications, Inc.
6.00%, 11/15/22	2,000	2,005,000
T-Mobile USA, Inc.
6.00%, 3/1/23	1,000	1,049,500
Zayo Group, LLC/Zayo Capital, Inc.
6.00%, 4/1/23	1,000	1,046,550

		$5,526,379

Utilities — 0.5%
AES Corp. (The)
7.375%, 7/1/21	$1,000	$1,127,500

		$1,127,500

Total Corporate Bonds & Notes (identified cost $55,214,804)		$54,796,231

Convertible Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value

Utilities — 0.8%
NRG Yield, Inc.
3.25%, 6/1/20(4)	$1,000	$991,875
SolarCity Corp.
1.625%, 11/1/19	1,000	930,625

Total Convertible Bonds (identified cost $1,956,980)		$1,922,500

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50%(6)	14,843,505	$14,842,021

Total Short-Term Investments (identified cost $14,844,525)		$14,842,021

Total Investments — 158.1% (identified cost $365,438,008)		$364,242,680

Notes Payable — (44.3)%		$(102,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.8)%		$(31,901,081)

Other Assets, Less Liabilities — (0.0)%(7)		$(25,806)

Net Assets Applicable to Common Shares — 100.0%		$230,315,793

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at December 31, 2017 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after December 31, 2017, at which time the interest rate will be determined.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2017, the aggregate value of these securities is $26,944,191 or 11.7% of the Trust’s net assets applicable to common shares.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

(7)	Amount is less than (0.05)%.

Abbreviations:

LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $350,593,483)	$349,400,659
Affiliated investment, at value (identified cost, $14,844,525)	14,842,021
Cash	5,037,066
Interest receivable	1,547,689
Dividends receivable from affiliated investment	13,646
Receivable for investments sold	2,160,919
Prepaid upfront fees on variable rate term preferred shares	145,046
Prepaid upfront fees on notes payable	35,399
Prepaid expenses	60,827
Total assets	$373,243,272

Liabilities
Notes payable	$102,000,000
Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $98,919)	31,901,081
Payable for investments purchased	7,347,134
Distributions payable	944,470
Payable to affiliates:
Investment adviser fee	217,040
Trustees’ fees	3,283
Interest expense and fees payable	488,680
Accrued expenses	25,791
Total liabilities	$142,927,479
Net assets applicable to common shares	$230,315,793

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 23,611,740 shares issued and outstanding	$236,117
Additional paid-in capital	231,868,991
Accumulated distributions in excess of net investment income	(596,291)
Accumulated net realized gain	2,304
Net unrealized depreciation	(1,195,328)
Net assets applicable to common shares	$230,315,793

Net Asset Value Per Common Share
($230,315,793 ÷ 23,611,740 common shares issued and outstanding)	$9.75

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Statement of Operations (Unaudited)

Investment Income	Period Ended December 31, 2017(1)
Interest	$6,171,784
Dividends from affiliated investment	145,234
Total investment income	$6,317,018

Expenses
Investment adviser fee	$945,994
Trustees’ fees and expenses	3,283
Custodian fee	31,567
Transfer and dividend disbursing agent fees	9,727
Legal and accounting services	57,929
Printing and postage	8,019
Interest expense and fees	1,119,982
Miscellaneous	66,444
Total expenses	$2,242,945

Net investment income	$4,074,073

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$6,758
Investment transactions — affiliated investment	(4,454)
Net realized gain	$2,304
Change in unrealized appreciation (depreciation) —
Investments	$(1,192,824)
Investments — affiliated investment	(2,504)
Net change in unrealized appreciation (depreciation)	$(1,195,328)

Net realized and unrealized loss	$(1,193,024)

Net increase in net assets from operations	$2,881,049

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Statement of Changes in Net Assets (Unaudited)

Increase (Decrease) in Net Assets	Period Ended December 31, 2017(1)
From operations —
Net investment income	$4,074,073
Net realized gain	2,304
Net change in unrealized appreciation (depreciation)	(1,195,328)
Net increase in net assets from operations	$2,881,049
Distributions to common shareholders —
From net investment income	$(4,670,364)
Total distributions to common shareholders	$(4,670,364)
Capital share transactions —
Proceeds from sale of common shares(2)	$232,472,214
Reinvestment of distributions to common shareholders	4,919
Offering costs on common shares	(472,025)
Net increase in net assets from capital share transactions	$232,005,108

Net increase in net assets	$230,215,793

Net Assets Applicable to Common Shares
At beginning of period	$100,000
At end of period	$230,315,793

Accumulated distributions in excess of net investment income
At end of period	$(596,291)

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

(2)	Proceeds from sale of common shares are net of sales load paid of $3,540,186 and include shares sold from the exercise of the underwriters’ over-allotment option of $26,012,400 (see Note 6).

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Period Ended December 31, 2017(1)
Net increase in net assets from operations	$2,881,049
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(395,620,819)
Investments sold and principal repayments	49,811,905
Increase in short-term investments, net	(14,848,979)
Net amortization/accretion of premium (discount)	408,404
Amortization of prepaid upfront fees on variable rate term preferred shares	14,954
Amortization of deferred debt issuance costs on variable rate term preferred shares	11,193
Amortization of prepaid upfront fees on notes payable	16,601
Increase in interest receivable	(1,547,689)
Increase in dividends receivable from affiliated investment	(13,646)
Increase in prepaid expenses	(60,827)
Increase in payable to affiliate for investment adviser fee	217,040
Increase in interest expense and fees payable	488,680
Increase in accrued expenses	29,074
Net change in unrealized (appreciation) depreciation from investments	1,195,328
Net realized gain from investments	(2,304)
Net cash used in operating activities	$(357,020,036)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,720,975)
Proceeds from common shares sold(2)	232,472,214
Offering costs on common shares	(472,025)
Proceeds from notes payable	102,000,000
Proceeds from variable rate term preferred shares issued	32,000,000
Payment of deferred debt issuance costs on variable rate term preferred shares	(110,112)
Payment of prepaid upfront fees on variable rate term preferred shares	(160,000)
Payment of prepaid upfront fees on notes payable	(52,000)
Net cash provided by financing activities	$361,957,102

Net increase in cash	$4,937,066

Cash at beginning of period	$100,000

Cash at end of period	$5,037,066

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$4,919
Cash paid for interest and fees on borrowings and variable rate term preferred shares	910,666

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

(2)	Proceeds from sale of common shares are net of sales load paid of $3,540,186 and include shares sold from the exercise of the underwriters’ over-allotment option of $26,012,400 (see Note 6).

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Financial Highlights (Unaudited)

Selected data for a common share outstanding during the periods stated

	Period Ended December 31, 2017(1)
Net asset value — Beginning of period (Common shares)	$9.850	(2)

Income (Loss) From Operations
Net investment income(3)	$0.178
Net realized and unrealized loss	(0.064)

Total income from operations	$0.114

Less Distributions to Common Shareholders
From net investment income	$(0.198)

Total distributions to common shareholders	$(0.198)

Offering costs charged to paid-in capital(3)	$(0.021)

Premium related to exercise of underwriters’ over-allotment option(3)	$0.005

Net asset value — End of period (Common shares)	$9.750

Market value — End of period (Common shares)	$9.240

Total Investment Return on Net Asset Value(4)	1.04	%(5)(6)

Total Investment Return on Market Value(4)	(4.25	)%(5)(6)

Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$230,316
Ratios (as a percentage of average daily net assets applicable to common shares):†
Expenses excluding interest and fees	1.19	%(7)
Interest and fee expense(8)	1.18	%(7)
Total expenses	2.37	%(7)
Net investment income	4.30	%(7)
Portfolio Turnover	15	%(6)
Senior Securities:
Total notes payable outstanding (in 000’s)	$102,000
Asset coverage per $1,000 of notes payable(9)	$3,572
Total variable rate term preferred shares outstanding	320
Asset coverage per variable rate term preferred share(10)	$271,877
Involuntary liquidation preference per variable rate term preferred share(11)	$100,000
Approximate market value per variable rate term preferred share(11)	$100,000

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Not annualized.

(7)	Annualized.

(8)	Interest and fee expense relates to the variable rate term preferred shares (see Note 2) and the notes payable, for the purpose of financial leverage (see Note 7).

(9)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Financial Highlights (Unaudited) — continued

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and variable rate term preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the variable rate term preferred shares, and multiplying the result by the liquidation value of one variable rate term preferred share. Such amount equates to 272% at December 31, 2017.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus variable rate term preferred shares and borrowings are presented below. Ratios for periods less than one year are annualized.

Period Ended December 31, 2017(1)
Expenses excluding interest and fees	0.83%
Interest and fee expense	0.83%
Total expenses	1.66%
Net investment income	3.02%

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate 2022 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust was organized on March 16, 2017 and remained inactive until July 31, 2017, except for matters relating to its organization, including the sale of 10,000 shares for $100,000 to Eaton Vance Management (EVM). The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares of record on or about October 31, 2022 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to twelve months and one additional period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

23

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of December 31, 2017, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Organization and Offering Costs — Organization costs paid in connection with the organization of the Trust were borne directly by EVM, the Trust’s investment adviser. EVM agreed to pay all common share offering costs (other than sales loads) that exceed $0.02 per common share. Costs incurred by the Trust in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

I  Interim Financial Statements — The interim financial statements relating to December 31, 2017 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On September 6, 2017, the Trust issued 320 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at December 31, 2017.

The VRTP Shares are a form of preferred shares that represent stock of the Trust. They have a par value of $0.01 per share, a liquidation preference of $100,000 per share and a mandatory redemption date of September 8, 2020, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.85% to three-month LIBOR. Such spread is determined based on the current credit rating of the VRTP Shares, which is provided by Moody’s Investor Service.

The VRTP Shares are redeemable at the option of the Trust at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Trust. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. Six months prior to the mandatory redemption date, the Trust is required to segregate in a liquidity account with its custodian investments equal to 110% of the VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Trust. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. In connection with the issuance of VRTP Shares, the Trust paid an upfront fee of $160,000 and debt issuance costs of $110,112, both of which are being amortized to interest expense and fees over a period of three years. The unamortized amount of the debt issuance costs as of December 31, 2017 is presented as a deduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the VRTP Shares at December 31, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2017. The average liquidation

24

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

preference of the VRTP Shares during the portion of the period ended December 31, 2017 in which the VRTP Shares were outstanding was $32,000,000.

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at December 31, 2017 was 3.54%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the period ended December 31, 2017 were $324,974 and 3.17%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$365,895,579

Gross unrealized appreciation	$912,049
Gross unrealized depreciation	(2,564,948)

Net unrealized depreciation	$(1,652,899)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.70% of the Trust’s average daily managed assets for years one through five of the Trust’s term and is payable monthly. Managed assets as referred to herein represent total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the period ended December 31, 2017, the Trust’s investment adviser fee amounted to $945,994. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for investment advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $402,967,953 and $51,972,824, respectively, for the period ended December 31, 2017.

25

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

6  Common Shares of Beneficial Interest

In connection with the initial public offering of the Trust’s common shares, the underwriters were granted an option to purchase additional common shares at a price of $9.85 (after deduction of the sales load). Additional shares were issued by the Trust on September 11, 2017 pursuant to the exercise of the over-allotment option. The Trust’s net asset value per share on such date was $9.81, resulting in a premium of $104,050. The Trust may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

Period Ended December 31, 2017(1)

Sales (initial public offering)	21,000,000
Exercise of over-allotment option by underwriters	2,601,240
Issued to shareholders electing to receive payments of distributions in Trust shares	500

Net increase	23,601,740

(1)	For the period from the start of business, July 31, 2017, to December 31, 2017.

7  Credit Agreement

On August 18, 2017, the Trust entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $91 million. On September 14, 2017, the limit was increased to $104 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through August 17, 2018, the Trust pays a facility fee of 0.15% per annum on the borrowing limit. The Trust also paid an initial upfront fee of $45,500 and an additional upfront fee of $6,500 on September 14, 2017 in connection with the increase in the credit facility. These amounts are being amortized to interest expense over a period of one year through August 2018. The unamortized balance at December 31, 2017 is approximately $35,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At December 31, 2017, the Trust had borrowings outstanding under the Agreement of $102,000,000 at an interest rate of 2.38%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at December 31, 2017 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at December 31, 2017. Facility fees for the period ended December 31, 2017 totaled $55,954 and are included in interest expense and fees on the Statement of Operations. For the period from August 18, 2017 through December 31, 2017, the average borrowings under the Agreement and average annual interest rate (excluding fees) were $82,029,412 and 2.28%, respectively.

8  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Notes to Financial Statements (Unaudited) — continued

At December 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Loans	$—	$292,681,928	$—	$292,681,928
Corporate Bonds & Notes	—	54,796,231	—	54,796,231
Convertible Bonds	—	1,922,500	—	1,922,500
Short-Term Investments	—	14,842,021	—	14,842,021

Total Investments	$—	$364,242,680	$—	$364,242,680

27

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Dividend Reinvestment Plan

The Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, LLC, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

28

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Floating-Rate 2022 Target Term Trust

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of December 31, 2017, Trust records indicate that there are 2 registered shareholders and approximately 3,929 shareholders owning the Trust shares in street name, such as through brokers, banks and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EFL.

29

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the board of trustees of the Eaton Vance Floating-Rate 2022 Target Term Trust (the “Fund”) held on April 13, 2017 (the “Meeting”), the board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of the Fund with Eaton Vance Management (the “Adviser”). The members of the board of the Fund also serve as members of the boards of other registered investment companies advised by either the Adviser or Boston Management and Research, an affiliate of the Adviser (such registered investment companies, including the Fund, being referred to as the “Eaton Vance Funds” and such boards, including the board of the Fund, being referred to as the “Board”).

Prior to voting its approval of the investment advisory and administrative agreement, the Board received information from the Adviser that the Board considered reasonably necessary to evaluate the terms of the agreement. The Board considered information furnished by the Adviser for the Meeting relating specifically to the Fund, as well as information furnished for prior meetings of the Board and its committees. The Board also considered information provided in connection with the annual contract review process for other Eaton Vance Funds.

The information that the Board considered included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees payable by the Fund and the anticipated expense ratio of the Fund;

•	Information comparing the advisory and related fees to be payable by the Fund with fees paid by comparable funds, as identified by an independent data provider (“comparable funds”);

•	Information comparing the expected total expense ratio and its components to comparable funds;

•	Pro forma profitability analyses for the Adviser with respect to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided by the Adviser, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about policies and practices with respect to trading, including processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities will include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Adviser and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser and its affiliates; and

•	The terms of the investment advisory and administrative agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the agreement for the Fund. The

30

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Board of Trustees’ Contract Approval — continued

conclusions reached with respect to the agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Board may have placed varying emphasis on particular factors in reaching conclusions with respect to the agreement.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also considered information regarding the management of the Fund’s portfolio in the context of the contemplated target term structure and noted the Adviser’s experience with this structure. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention expected to be devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services to be provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, will be appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the agreement was approved, the Fund had no performance record.

Management Fees and Expenses

The Board considered contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and estimated total expense ratio for a one-year period, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses.

After considering the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to marketing support or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered to the Fund, the profits expected to be realized by the Adviser and its affiliates with respect to the Fund are deemed not to be excessive.

31

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that, assuming reasonably foreseeable asset levels of the Fund, the Fund can be expected to share in any benefits from economies of scale in the future. The Board also considered the fact that the Fund will not be continuously offered and that the Fund’s assets, following its initial offering, are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s expected profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

32

Eaton Vance

Floating-Rate 2022 Target Term Trust

December 31, 2017

Officers and Trustees

Officers of Eaton Vance Floating-Rate 2022 Target Term Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate 2022 Target Term Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

34

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

27977    12.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

The Fund does not engage in securities lending.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate 2022 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2018